Condensed Consolidating Financial Information	6 Months Ended
Jun. 30, 2011
Condensed Consolidating Financial Information [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

12.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Certain wholly owned subsidiaries, as detailed below (the “Guarantor Subsidiaries”) have fully and unconditionally guaranteed all of the 6 1/2% Notes issued by Oil States International, Inc. in 2011.

The following condensed consolidating financial information is included so that separate financial statements of the Guarantor Subsidiaries are not required to be filed with the U.S. Securities and Exchange Commission. The condensed consolidating financial information presents investments in both consolidated and unconsolidated affiliates using the equity method of accounting.

The following condensed consolidating financial information presents: consolidating statements of income for each of the three and six month periods ended June 30, 2011 and 2010, condensed consolidating balance sheets as June 30, 2011 and December 31, 2010 and the statements of cash flows for each of the six months ended June 30, 2011 and 2010 of (a) Oil States International, Inc., parent/guarantor, (b) Acute Technological Services, Inc., Capstar Drilling LP, L.L.C., Capstar Holding, L.L.C., Capstar Drilling, Inc., Capstar Drilling GP, L.L.C., General Marine Leasing, LLC, Oil States Energy Services, Inc., Oil States Management, Inc., Oil States Industries, Inc., Oil States Skagit SMATCO, LLC, PTI Group USA LLC, PTI Mars Holdco 1, LLC, Sooner Inc., Sooner Pipe, L.L.C., Sooner Holding Company, Specialty Rental Tools & Supply, L.L.C., Stinger Wellhead Protection, Incorporated, and Well Testing, Inc., the Guarantor Subsidiaries and (c) the non-guarantor subsidiaries, (d) consolidating adjustments necessary to consolidate Oil States International, Inc. and its subsidiaries and (e) Oil States International, Inc. on a consolidated basis.

Condensed Consolidating Statements of Income

	Three Months Ended June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor	Subsidiaries	Guarantors	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$582,948	$237,369	$—	$820,317
Intercompany revenues	—	1,645	216	(1,861)	—

Total revenues	—	584,593	237,585	(1,861)	820,317

OPERATING EXPENSES
Cost of sales and services	—	480,126	137,528	(876)	616,778
Intercompany cost of sales and services	—	778	207	(985)	—
Selling, general and administrative expenses	9,535	19,759	13,471	—	42,765
Depreciation and amortization expense	203	19,300	25,737	(2)	45,238
Other operating (income)/expense	49	(40)	364	—	373

Operating income (loss)	(9,787)	64,670	60,278	2	115,163
Interest expense, net of capitalized interest	(11,061)	(342)	(17,978)	16,849	(12,532)
Interest income	2,648	778	13,658	(16,849)	235
Equity in earnings of unconsolidated affiliates	91,788	5,796	(229)	(97,353)	2
Other income/(expense)	—	274	214	—	488

Income before income taxes	73,588	71,176	55,943	(97,351)	103,356
Income tax provision	654	(14,748)	(14,793)	—	(28,887)

Net income	74,242	56,428	41,150	(97,351)	74,469
Less: Net income attributable to non-controlling interest	—	—	209	17	226

Net income attributable to Oil States International, Inc.	$74,242	$56,428	$40,941	$(97,368)	$74,243

Condensed Consolidating Statements of Income

	Three Months Ended June 30, 2010
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$425,979	$168,553	$—	$594,532
Intercompany revenues	—	4,653	120	(4,773)	—

Total revenues	—	430,632	168,673	(4,773)	594,532

OPERATING EXPENSES
Cost of sales and services	—	363,640	107,580	(1,738)	469,482
Intercompany cost of sales and services	—	2,992	43	(3,035)	—
Selling, general and administrative expenses	8,077	19,997	9,109	—	37,183
Depreciation and amortization expense	179	18,763	11,660	(2)	30,600
Other operating (income)/expense	—	(139)	(347)	—	(486)

Operating income (loss)	(8,256)	25,379	40,628	2	57,753
Interest expense	(3,272)	(142)	(119)	33	(3,500)
Interest income	—	18	118	(33)	103
Equity in earnings of unconsolidated affiliates	48,374	8,666	—	(57,006)	34
Other income/(expense)	—	160	(352)	—	(192)

Income before income taxes	36,846	34,081	40,275	(57,004)	54,198
Income tax provision	631	(6,843)	(10,378)	—	(16,590)

Net income	37,477	27,238	29,897	(57,004)	37,608
Less: Net income attributable to non-controlling interest	—	—	128	3	131

Net income attributable to Oil States International, Inc.	$37,477	$27,238	$29,769	$(57,007)	$37,477

Condensed Consolidating Statements of Income

	Six Months Ended June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$1,106,232	$474,526	$—	$1,580,758
Intercompany revenues	—	3,301	532	(3,833)	—

Total revenues	—	1,109,533	475,058	(3,833)	1,580,758

OPERATING EXPENSES
Cost of sales and services	—	913,322	279,454	(1,600)	1,191,176
Intercompany cost of sales and services	—	1,852	381	(2,233)	—
Selling, general and administrative expenses	18,934	39,403	28,135	—	86,472
Depreciation and amortization expense	388	40,806	49,199	(3)	90,390
Other operating (income)/expense	1,082	(156)	1,854	1	2,781

Operating income (loss)	(20,404)	114,306	116,035	2	209,939
Interest expense, net of capitalized interest	(19,472)	(688)	(40,435)	37,814	(22,781)
Interest income	5,217	6,561	27,283	(37,813)	1,248
Equity in earnings of unconsolidated affiliates	169,682	12,981	(226)	(182,384)	53
Other income/(expense)	—	424	207	—	631

Income before income taxes	135,023	133,584	102,864	(182,381)	189,090
Income tax provision	1,297	(28,955)	(24,612)	—	(52,270)

Net income	136,320	104,629	78,252	(182,381)	136,820
Less: Net income attributable to non-controlling interest	—	—	477	23	500

Net income attributable to Oil States International, Inc.	$136,320	$104,629	$77,775	$(182,404)	$136,320

Condensed Consolidating Statements of Income

	Six Months Ended June 30, 2010
	Oil States		Other
	International,		Subsidiaries		Consolidated Oil
	Inc. (Parent/	Guarantor	(Non-	Consolidating	States International
	Guarantor)	Subsidiaries	Guarantors	Adjustments	Inc.
	(In thousands)

REVENUES
Operating revenues	$—	$753,054	$373,823	$—	$1,126,877
Intercompany revenues	—	18,208	126	(18,334)	—

Total revenues	—	771,262	373,949	(18,334)	1,126,877

OPERATING EXPENSES
Cost of sales and services	—	646,042	234,712	(4,762)	875,992
Intercompany cost of sales and services	—	13,518	54	(13,572)	—
Selling, general and administrative expenses	16,793	38,002	17,541	—	72,336
Depreciation and amortization expense	358	38,149	23,174	(3)	61,678
Other operating (income)/expense	(102)	(263)	(322)	—	(687)

Operating income (loss)	(17,049)	35,814	98,790	3	117,558
Interest expense	(6,499)	(291)	(249)	68	(6,971)
Interest income	—	48	201	(68)	181
Equity in earnings of unconsolidated affiliates	100,050	17,156	—	(117,142)	64
Other income/(expense)	—	950	(380)	—	570

Income before income taxes	76,502	53,677	98,362	(117,139)	111,402
Income tax provision	1,219	(7,318)	(27,280)	—	(33,379)

Net income	77,721	46,359	71,082	(117,139)	78,023
Less: Net income attributable to non-controlling interest	—	—	305	(2)	303

Net income attributable to Oil States International, Inc.	$77,721	$46,359	$70,777	$(117,137)	$77,720

Condensed Consolidating Balance Sheets

	June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

ASSETS
Current assets:
Cash and cash equivalents	$32,161	$12,301	$78,842	$—	$123,304
Accounts receivable, net	1,568	322,722	227,734	—	552,024
Inventories, net	—	490,553	102,126	—	592,679
Prepaid expenses and other current assets	3,305	4,998	21,047	—	29,350

Total current assets	37,034	830,574	429,749	—	1,297,357
Property, plant and equipment, net	1,737	419,410	1,015,594	(27)	1,436,714
Goodwill, net	—	172,257	319,250	—	491,507
Other intangible assets, net	—	32,180	105,781	—	137,961
Long-term intercompany receivables (payables)	757,166	(366,722)	(397,408)	6,964	—
Other noncurrent assets	1,993,171	220,802	11,318	(2,163,776)	61,515

Total assets	$2,789,108	$1,308,501	$1,484,284	$(2,156,839)	$3,425,054

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$18,234	$193,257	$104,182	$(1)	$315,672
Income taxes	(43,374)	47,519	3,284	—	7,429
Current portion of long-term debt and capitalized leases	181,936	2,437	8,183	—	192,556
Deferred revenue	—	43,166	11,432	—	54,598
Other current liabilities	—	6,241	300	—	6,541

Total current liabilities	156,796	292,620	127,381	(1)	576,796
Long-term debt and capitalized leases	780,005	9,571	95,174	—	884,750
Deferred income taxes	(8,861)	48,699	50,936	—	90,774
Other noncurrent liabilities	10,488	10,321	652	(449)	21,012

Total liabilities	938,428	361,211	274,143	(450)	1,573,332

Stockholders’ equity	1,850,680	947,290	1,209,288	(2,156,578)	1,850,680
Non-controlling interest	—	—	853	189	1,042

Total stockholders’ equity	1,850,680	947,290	1,210,141	(2,156,389)	1,851,722

Total liabilities and stockholders’ equity	$2,789,108	$1,308,501	$1,484,284	$(2,156,839)	$3,425,054

Condensed Consolidating Balance Sheets

	December 31, 2010
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

ASSETS
Current assets:
Cash and cash equivalents	$(180)	$1,170	$95,360	$—	$96,350
Accounts receivable, net	852	303,771	174,116	—	478,739
Inventories, net	—	429,427	72,008	—	501,435
Prepaid expenses and other current assets	6,243	10,796	6,441	—	23,480

Total current assets	6,915	745,164	347,925	—	1,100,004
Property, plant and equipment, net	1,930	394,335	856,422	(30)	1,252,657
Goodwill, net	—	171,135	304,087	—	475,222
Other intangible assets, net	—	34,894	104,527	—	139,421
Investments in unconsolidated affiliates	1,723,711	200,652	569	(1,918,995)	5,937
Long-term intercompany receivables (payables)	567,560	(50,475)	(524,050)	6,965	—
Other noncurrent assets	33,562	336	8,860	—	42,758

Total assets	$2,333,678	$1,496,041	$1,098,340	$(1,912,060)	$3,015,999

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$28,650	$202,503	$73,585	$1	$304,739
Income taxes	(31,363)	30,919	5,048	—	4,604
Current portion of long-term debt and capitalized leases	173,122	2,424	5,629	—	181,175
Deferred revenue	—	44,981	15,866	—	60,847
Other current liabilities	—	1,727	1,083	—	2,810

Total current liabilities	170,409	282,554	101,211	1	554,175
Long-term debt and capitalized leases	536,747	9,774	185,211	—	731,732
Deferred income taxes	(10,816)	48,642	43,372	—	81,198
Other noncurrent liabilities	9,432	10,141	837	(449)	19,961

Total liabilities	705,772	351,111	330,631	(448)	1,387,066
Stockholders’ equity	1,627,906	1,144,930	766,848	(1,911,778)	1,627,906
Non-controlling interest	—	—	861	166	1,027

Total stockholders’ equity	1,627,906	1,144,930	767,709	(1,911,612)	1,628,933

Total liabilities and stockholders’ equity	$2,333,678	$1,496,041	$1,098,340	$(1,912,060)	$3,015,999

Condensed Consolidating Statements of Cash Flows

	Six Months Ended June 30, 2011
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:	$(54,893)	$84,969	$66,559	$—	$96,635
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including capitalized interest	(195)	(62,356)	(167,702)	—	(230,253)
Acquisitions of businesses, net of cash acquired	—	(212)	—	—	(212)
Proceeds from (funding of) accounts and notes receivable with affiliates, net	—	(317,224)	317,224	—	—
Other, net	—	(1,241)	391	—	(850)

Net cash provided by (used in) investing activities	(195)	(381,033)	149,913	—	(231,315)
CASH FLOWS FROM FINANCING ACTIVITIES:
Revolving credit borrowings (repayments), net	(346,742)	—	(81,940)	—	(428,682)
6 1/2% senior notes issued	600,000	—	—	—	600,000
Term loan repayments	(5,000)	—	(2,494)	—	(7,494)
Debt and capital lease payments	(10)	(230)	(347)	—	(587)
Issuance of common stock from share-based payment arrangements	9,792	—	—	—	9,792
Excess tax benefits from share-based payment arrangements	6,198	—	—	—	6,198
Payment of financing costs	(12,640)	—	—	—	(12,640)
Proceeds from (funding of) accounts and notes with affiliates, net	(161,713)	307,523	(145,810)	—	—
Other, net	(2,456)	—	—	—	(2,456)

Net cash provided by (used in) financing activities	87,429	307,293	(230,591)	—	164,131
Effect of exchange rate changes on cash	—	—	(2,399)	—	(2,399)

Net change in cash and cash equivalents from continuing operations	32,341	11,229	(16,518)	—	27,052
Net cash used in discontinued operations operating activities	—	(98)	—	—	(98)
Cash and cash equivalents, beginning of period	(180)	1,170	95,360	—	96,350

Cash and cash equivalents, end of period	$32,161	$12,301	$78,842	$—	$123,304

Condensed Consolidating Statements of Cash Flows

	Six Months Ended June 30, 2010
	Oil States		Other		Consolidated Oil
	International,		Subsidiaries		States
	Inc. (Parent/	Guarantor	(Non-	Consolidating	International,
	Guarantor)	Subsidiaries	Guarantors)	Adjustments	Inc.
	(In thousands)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:	$(38,873)	$48,195	$76,533	$—	$85,855
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures, including capitalized interest	(250)	(28,456)	(47,371)	—	(76,077)
Other, net	—	1,337	516	—	1,853

Net cash provided by (used in) investing activities	(250)	(27,119)	(46,855)	—	(74,224)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt and capital lease payments	(15)	(198)	(42)	—	(255)
Issuance of common stock from share-based payment arrangements	7,288	—	—	—	7,288
Excess tax benefits from share-based payment arrangements	985	—	—	—	985
Proceeds from (funding of) accounts and notes with affiliates, net	26,887	(20,554)	(6,333)	—	—
Other, net	(1,362)	(1)	—	—	(1,363)

Net cash provided by (used in) financing activities	33,783	(20,753)	(6,375)	—	6,655
Effect of exchange rate changes on cash	—	—	(5,005)	—	(5,005)

Net change in cash and cash equivalents from continuing operations	(5,340)	323	18,298	—	13,281
Net cash used in discontinued operations operating activities	—	(75)	—	—	(75)
Cash and cash equivalents, beginning of period	7,148	148	82,446	—	89,742

Cash and cash equivalents, end of period	$1,808	$396	$100,744	$—	$102,948